Summary of Significant Accounting Policies - Basic and Diluted Net Earnings (loss) Per Coomon Share (Details) - USD ($)			3 Months Ended	7 Months Ended
		Mar. 08, 2021	Sep. 30, 2021	Sep. 30, 2021
Denominator:
Basic and diluted weighted average shares outstanding	[1]	5,000,000
Basic and diluted net loss per share		$ 0.00
Common Class A [Member]
Numerator:
Net loss			$ (234,761)	$ (361,781)
Denominator:
Basic and diluted weighted average shares outstanding			23,715,500	13,917,547
Basic and diluted net loss per share			$ (0.01)	$ (0.03)
Common Class B [Member]
Numerator:
Net loss			$ (56,919)	$ (137,143)
Denominator:
Basic and diluted weighted average shares outstanding			5,750,000	5,275,821
Basic and diluted net loss per share			$ (0.01)	$ (0.03)

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).